Equity - Summary of Classes of Share Capital - Preferred Shares (Parenthetical) (Detail) - Preferred shares class A series 12 [member] $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
Apr. 30, 2021 CAD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares | shares	28
Redemption price per share | $ / shares	$ 25
Total redemption costs | $	$ 700